As filed with the Securities and Exchange Commission on November 22, 2024
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-240010
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 13
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-05701
Amendment No. 141
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
November 22, 2024

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on November 22, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on pursuant to paragraph (a)(1)
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated November 22, 2024
to the following statutory prospectus(es):
JPMorgan Multi-Asset Choice prospectus dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
For contracts with applications signed on or after December 9, 2024, the Dollar Cost Averaging program will be available for election.
Accordingly, the following changes apply to the prospectus:
(1)
The following definition in the "Glossary of Special Terms" is deleted in its entirety and replaced with the following:
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
(2)
The following new definition is added to the "Glossary of Special Terms":
Fixed Account – An investment option that is funded by Nationwide’s General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate and it is only available if the Contract Owner participates in the Dollar Cost Averaging program.
(3)
The third and fourth rows of the "Risks" subsection of the "Important Information You Should Consider About the Contract" section are deleted in their entirety and replaced with the following:

RISKS
Risks Associated with Investment Options
● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Service
Requests (see Principal Risks).

(4)
The "Restrictions" subsection of the "Important Information You Should Consider About the Contract" section is deleted in its entirety and replaced with the following:

RESTRICTIONS
Investments
●  Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
● Allocation of subsequent purchase payments and transfers from another investment option to the Fixed Account are not permitted (see The Fixed Account and Dollar Cost
Averaging).
● Allocations to the Fixed Account may not be transferred to another investment option except for the purpose of Dollar Cost Averaging program (see The Fixed Account and
Dollar Cost Averaging).
● Not all investment options may be available under your contract (see Appendix A:
Underlying Mutual Funds Available Under the Contract).
● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).

Optional Benefits	None
(5)
The first paragraph of the "Phases of the Contract" subsection of the "Overview of the Contract" section is deleted in its entirety and replaced with the following:
PROS-0913
1

The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, and a Fixed Account, when participating in the Dollar Cost Averaging program, which offers a fixed rate of return. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
(6)
The first paragraph of the "Contract Features" subsection of the "Overview of the Contract" section is deleted in its entirety and replaced with the following:
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, and can allocate the initial purchase payments to the Fixed Account when participating in the Dollar Cost Averaging program. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
(7)
The following bullet is added to the last paragraph of the "Contract Features" subsection of the "Overview of the Contract" section:
•
Dollar Cost Averaging (available for applications signed on or after December 9, 2024)
(8)
The following new subsection is added to the "Principal Risks" section:
Investment options restrictions. Only the initial purchase payment may be allocated to the Fixed Account. The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options.
(9)
The following subsection is added to the "Investment Options" section:
The Fixed Account
The Contract Owner can allocate the initial purchase payments to the Fixed Account only for the purpose of participating in the Dollar Cost Averaging program, subject to conditions imposed by the contract (see, Dollar Cost Averaging). The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account.
The initial purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion. Generally,Nationwide will invoke this right when interest rates are low by historical standard. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state. (see Appendix B: State Variations).
When initial purchase payments are allocated to the Fixed Account, the Fixed Account interest rate currently in effect is applied to these allocations. The rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the Dollar Cost Averaging ends or the program is terminated. Subsequent purchase payments are not permitted to the Fixed Account, and any subsequent purchase payments received by Nationwide will be rejected and returned to the Contract Owner. However, Nationwide will accept multiple payments made in connection with a Section 1035 exchange or transfer if they are part of the initial purchase payment specified at the time of application for the contract. If these payments are received on different dates they may receive different Fixed Account interest rates. Nationwide reserves the right to reject any purchase payments that are not received within six months of the date the contract is issued.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield. Please contact the Service Center for information about current interest rates.
The guaranteed rate for initial purchase payment will be effective for not less than 6 or 12 months based on the term elected by the Contract Owner. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. If the guaranteed rate is higher than the minimum interest rate required by applicable state law, Nationwide will guarantee the higher rate. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
PROS-0913
2

Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
(10)
The following fourth paragraph is added to the "Minimum Initial and Subsequent Purchase Payments" section:
Subsequent purchase payments are not permitted to the Fixed Account. However, Nationwide will accept multiple payments made in connection with a Section 1035 exchange or transfer if they are part of the initial purchase payment specified at the time of application.
(11)
The following is added to the fourth column of "Asset Allocation Service" row of the "Standard Benefits Table" in the "Benefits Under the Contract" section:
•
Assets in the Fixed Account are excluded from the program
(12)
The following is added to the fourth column of "Asset Rebalancing Program" row of the "Standard Benefits Table" in the "Benefits Under the Contract" section:
•
Assets in the Fixed Account are excluded from the program
(13)
The following row is added to the "Standard Benefits Table" in the "Benefits Under the Contract" section

Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Available for contracts with applications signed on
or after December 9, 2024
● Transfers are only permitted from the Fixed Account
● Only initial purchase payments to the contract are
eligible for the program

(14)
The following sentence is added at the end of the "Subsequent Purchase Payments" within the "Application and Allocation of Purchase Payments" subsection of the "Operation of the Contract" section:
Subsequent purchase payments are not permitted to the Fixed Account.
(15)
The first sentence in the "Allocation of Purchase Payments" within the "Application and Allocation of Purchase Payments" subsection of the "Operation of the Contract" section is deleted in its entirety and replaced with the following:
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
(16)
The first paragraph of the "Determining the Contract Value" subsection of the "Operation of the Contract" section is deleted in its entirety and replaced with the following:
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
(17)
The following is added to the end of "Determining the Contract Value" subsection of the "Operation of the Contract" section
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)
adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)
adding any interest earned on the amounts allocated to the Fixed Account; and
(3)
subtracting charges deducted in accordance with the contract
(18)
The following is added to the beginning of "Transfers Prior to Annuitization" subsection of the "Operation of the Contract" section:
PROS-0913
3

Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only under the terms of the Dollar Cost Averaging program (see, Dollar Cost Averaging).
Nationwide may limit the amount that can be transferred from the Fixed Account.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Transfers from the Sub-Accounts to the Fixed Account are not permitted.
(19)
The following sentence is added to the end of "Surrender/Withdrawal Prior to Annuitization" section:
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
(20)
The following bullet is added to the list in the "Full Surrenders" subsection of "Surrender/Withdrawal Prior to Annuitization" section:
•
interest credited to the Fixed Account allocations;
(21)
The following is added after the first sentence of the "Asset Allocation Service" subsection of the "Contract Owner Services" section:
Asset Allocation Service is not available for assets held in the Fixed Account.
(22)
The following is added after the first sentence of the "Asset Rebalancing Program" subsection of the "Contract Owner Services" section:
Asset Rebalancing is not available for assets held in the Fixed Account.
(23)
The following subsection is added to the end of "Contract Owner Services" section:
Dollar Cost Averaging
For contracts with applications signed on or after December 9, 2024, the Dollar Cost Averaging program is available under the contract at the time of application. Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Amounts allocated to the Fixed Account will be automatically transferred from the Fixed Account to any other Sub-Account(s). Only initial purchase payments to the contract are eligible for the Dollar Cost Averaging. Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or another frequency if permitted by Nationwide. Nationwide will process transfers until either value in the originating Fixed Account is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account will automatically reallocate to the same Sub-Accounts as previously instructed by the Contract Owner, unless Nationwide is instructed otherwise. This means that a Contract Owner is only able to remain in the Fixed Account for a limited time. Dollar Cost Averaging transfers are not considered transfer events. The Contract Owner can contact the Service Center to change their allocations when they are participating in the Dollar Cost Averaging programs.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
PROS-0913
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has allocated her initial purchase payment of $25,000 to the Fixed Account. She has elected the six-month Dollar Cost
Averaging program. The Fixed Account will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated to Sub-Account L and Sub-Account M. Each month, Nationwide will automatically transfer $5,000 from the Fixed Account and allocate $2,500 to Sub-Account M and $2,500 to Sub-Account L.

(24)
The second paragraph of the "Systematic Withdrawals" subsection of the "Contract Owner Services" section is deleted in its entirety and replaced with the following:
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
PROS-0913
5

Incorporation by Reference
The prospectus supplements dated June 7, 2024, June 27, 2024, and the prospectus, except as modified herein, that was effective May 1, 2024, previously filed with the Commission under SEC file No. 333-240010, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplements:
Prospectus Supplement dated and filed on June 27, 2024 as document number d614666d497.htm and hereby incorporated by reference.
Prospectus Supplement dated and filed on June 7, 2024 as document number d819998d497.htm and hereby incorporated by reference.
Prospectus:
J.P. Morgan Multi-Asset Choice statutory prospectus effective May 1, 2024 filed on April 25, 2024, registration statement (333-240010), as document number d775741d485bpos.htm and incorporated herein by reference.
Statement of Additional Information:
Statement of Additional Information effective May 1, 2024 filed on April 25, 2024, registration statement (333-240010), as document number d775741d485bpos.htm and incorporated herein by reference.

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
The form of the variable annuity contract – Filed previously with Pre-Effective Amendment No. 1 on October 1, 2020 (File No. 333-240010) as Exhibit 99.24(B)(4) and hereby incorporated by reference.
1)
The Form of the Fixed Account Dollar Cost Averaging Endorsement – Attached hereto.
e)
Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on October 1, 2020 (File No. 333-240010) as Exhibit 99.24(B)(5) and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
Unless indicated as attached hereto, the following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)
Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm

7)
Participation Agreement among Nationwide Financial Services, Inc., Calvert Variable Products, Inc., and Eaton Vance Distributors, Inc., as amended, dated January 1, 2017 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h8.htm. Portions of this exhibit have been redacted.
8)
Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)
Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post-effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
10)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
11)
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
12)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
13)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
14)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h14.htm.
15)
This field is intentionally blank.
16)
This field is intentionally blank.
17)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
18)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
19)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
20)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
21)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
22)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm

23)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
24)
Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
25)
Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
26)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
27)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
28)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
29)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
30)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
31)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
32)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
33)
Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
34)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
35)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
36)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
37)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm

38)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
39)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
40)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
41)
Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
42)
Fund Participation Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and Hartford Administrative Services Company, dated September 1, 2020 with Pre-Effective Amendment No. 1 of registration statement (333-240010) filed on October 1, 2020 as document d19418dex9924b841
43)
Fund Participation Agreement with Principal Variable Contracts Funds, Inc. and Principal Funds Distributor, Inc. dated November 5, 2020 with Post-Effective Amendment No. 1 of registration statement (333-240009)
44)
Fund Participation Agreement with The Prudential Series Fund, PGIM Investments LLC and Prudential Investment Management Services LLC dated February 1, 2022, with the registration statement under 333-240010, post-effective amendment number 7 filed on October 14, 2022 as document d203177dex9927h44.htm. Portions of this exhibit have been redacted.
i)
Form of Administrative Contracts –
Unless indicated as attached hereto, the following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)
Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust, as amended, dated October 10, 2013 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
3)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
4)
Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
5)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)
(Calvert) Administrative Service Agreement between Nationwide Financial Services, Inc. and Eaton Vance Management, as amended, dated January 1, 2017 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99i6.htm. Portions of this exhibit have been redacted.
7)
Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.

8)
Service Agreement with Counsellors Securities, Inc., as amended, dated November 3, 1997 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document creditsuisseasa.htm
9)
Fund Participation Agreement with DFA Investment Dimensions Group, Inc, Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
11)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
12)
Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
13)
Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
14)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
15)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i13.htm. Portions of this exhibit have been redacted.
16)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i14.htm. Portions of this exhibit have been redacted.
17)
Administrative Services Agreement with FEF Distributors, LLC (First Eagle) dated November 1, 2018, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i34.htm. Portions of this exhibit have been redacted
18)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
19)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
20)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
21)
Mutual Fund Administrative Services Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company dated September 1, 2020 with the registration statement under 333-240010, pre-effective amendment number 1 filed on October 1, 2020 as document d19418dex9924b841.htm
22)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
23)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm

24)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
25)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
26)
Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
27)
Administrative Services Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i36.htm. Portions of this exhibit have been redacted.
28)
Administrative Services Agreement with Legg Mason Variable Portfolios I, Inc. dated September 1999, as amended, filed September 27, 2007 with pre-effective amendment number 3 to registration statement (333-137202) as document leggmasonasa.htm
29)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
30)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
31)
(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC, as amended, dated May 1, 2016 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i37.htm . Portions of this exhibit have been redacted.
32)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
33)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
34)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
35)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
36)
Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13htm
37)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
38)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
39)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm

40)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended dated September 27, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
41)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
42)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
43)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
44)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, as amended dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
45)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
46)
Mutual Fund Administrative Services Agreement with Principal Shareholder Services, Inc. dated November 5, 2020 with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9946.htm. Portions of this exhibit have been redacted.
47)
Administrative Service Agreement with ProFunds dated January 11, 2010 with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9947.htm. Portions of this exhibit have been redacted.
48)
Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019, as amended with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9948.htm. Portions of this exhibit have been redacted.
49)
Administrative Service Agreement with VP Distributors, LLC (Virtus) dated October 1, 2018, as amended with the registration statement under 333-103095 post effective amendment 46 filed on April 26, 2022 as document d313733dex9941.htm. Portions of this exhibit have been redacted.
50)
Administrative Services Agreement with The Prudential Series Fund, PGIM Investments LLC and Prudential Investment Management Services LLC dated February 1, 2022, with the registration statement under 333-240010, post-effective amendment number 7 filed on October 14, 2022 as document d203177dex9927i50.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion of Counsel – Filed previously with initial registration statement (333-240010) on July 22, 2020 as document d41678dex99249.htm and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed Previously with Post Effective Amendment 12 as document d891071dex99o and hereby incorporated by reference.
99)
Power of Attorney – Attached hereto.

Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Nationwide Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Marketing Officer	Jones, Ramon
Executive Vice President-Chief Customer, Strategy and Innovation Officer	Mahaffey, Michael W.
Executive Vice President-Chief Transformation Officer	Shore, Amy T.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Human Resources – IT & Legal	Bretz, Angela D.
Senior Vice President-Internal Audit	Burchwell, Jason E.
Senior Vice President-Nationwide Pet	Carnes, Joel R.M.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrel, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Hawley, Craig A.
Senior Vice President-Legal - NF	Innis-Thompson, Janice
Senior Vice President-Investment Management Group	Jestice, Kevin T.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Chief Technology Officer – Technology Strategy, Data & Innovation	Kolp, Melanie A.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-Technology CFO & Procurement	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Total Rewards	Sonneman, Christopher P.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Senior Vice President-Chief Technology Officer – Property & Casualty	Vasudeva, Guruprasad C.
Senior Vice President-Human Resources - NF	Webster, Cynthia S.
Director	Walker, Kirt A.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.

2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A

b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO - Life Insurance	Wild, Keith D.
Associate Vice President-NF Compliance - Strategic Customer Solutions	Deleget, J. Brian
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Assistant Secretary	Hartman, Mark E.
Director	Hawley, Craig A.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on November 22, 2024.
Nationwide Variable Account-4
(Registrant)
By: /s/ John L. Carter*
John L. Carter President and Chief Operating Officer
Nationwide Life Insurance Company
(Depositor)
By: /s/ John L. Carter*
John L. Carter President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on November 22, 2024.
/s/ JOHN L. CARTER*
John L. Carter, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, Senior Vice President-Nationwide Annuity and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact Pursuant to Power of Attorney